Earnings per Share	9 Months Ended
Mar. 31, 2015
Earnings Per Share [Abstract]
Earnings per Share
Earnings per Share
The numerator for both basic and diluted earnings per share is net earnings attributable to CDK. The denominator for basic and diluted earnings per share is based upon the number of weighted average shares of the Company's common stock outstanding during the reporting periods. Diluted earnings per share also reflects the dilutive effect of unexercised in-the-money stock options and unvested restricted stock. On September 30, 2014, ADP shareholders of record as of the close of business on September 24, 2014 received one share of the Company's common stock for every three shares of ADP common stock held as of the record date. For all periods prior to the Distribution, basic and diluted earnings per share were computed using the number of shares of the Company's stock outstanding on September 30, 2014, the date on which the Company's common stock was distributed to the shareholders of ADP. The same number of shares was used to calculate basic and diluted earnings per share for the three and nine months ended March 31, 2014 since there were no dilutive securities until after the Distribution.
Holders of certain stock-based compensation awards are eligible to receive dividends as described in Note 6. Net earnings allocated to participating securities were not significant for the three and nine months ended March 31, 2015.
The following table summarizes the components of basic and diluted earnings per share:

	Three Months Ended		Nine Months Ended
	March 31,		March 31,
	2015	2014	2015	2014
Net earnings attributable to CDK	$56.3	$69.6	$137.7	$176.0

Weighted-average shares outstanding:
Basic	160.6	160.6	160.7	160.6
Effect of employee stock options	0.7	—	0.4	—
Effect of employee restricted stock	0.6	—	0.4	—
Diluted	161.9	160.6	161.5	160.6

Basic earnings attributable to CDK per share	$0.35	$0.43	$0.86	$1.10
Diluted earnings attributable to CDK per share	$0.35	$0.43	$0.85	$1.10

Options to purchase 0.3 million shares of common stock for both the three and nine months ended March 31, 2015, respectively, have been excluded from the calculation of diluted earnings per share because their exercise prices exceeded the average market price of outstanding common shares for the respective periods.